SIGNIFICANT ACCOUNTING POLICIES (Narrative - Recently Issued Accounting Principles) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Recently Issued Accounting Principles [Line Items]
Other accounts receivable and prepaid expenses	$ (3,025)	$ (2,604)
other accounts payable and accrued expenses	7,815	5,060
Long-term deferred tax assets	(890)	$ (879)
Long-term deferred tax liability	262
Accounting Standards Update 2015-17 [Member]
Recently Issued Accounting Principles [Line Items]
Other accounts receivable and prepaid expenses	1,100
Long-term deferred tax assets	900
Long-term deferred tax liability	$ 200